Deferred Taxes - Schedule of Unrecognized Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets and liabilities, net	€ 53,279	€ 48,839	€ 39,370	€ 39,286
Intangible asset [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	49		14,704
Unrecognized deferred tax liabilities		(3,974)
Unrecognized deferred tax assets and liabilities, net	49	(3,974)	14,704
Tangible assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax liabilities	(154)	(215)	(379)
Unrecognized deferred tax assets and liabilities, net	(154)	(215)	(379)
Deferred tax asset [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognised Gross Deferred Tax assets/(liabilities)	53,869	53,028	39,749
Netting by tax entity	(437)	(3,974)	464
Unrecognised Net Deferred Tax assets/(liabilities)	53,432	49,054	40,214
Deferred tax liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognised Gross Deferred Tax assets/(liabilities)	(590)	(4,189)	(379)
Netting by tax entity	437	3,974	(464)
Unrecognised Net Deferred Tax assets/(liabilities)	(153)	(215)	(844)
Contingent consideration liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	6,297	4,471
Unrecognized deferred tax assets and liabilities, net	6,297	4,471
RCA's [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	633	349	2,322
Unrecognized deferred tax assets and liabilities, net	633	349	2,322
Employee benefits liability [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	33	51	69
Unrecognized deferred tax assets and liabilities, net	33	51	69
Other temporary differences [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets		5
Unrecognized deferred tax liabilities	(436)
Unrecognized deferred tax assets and liabilities, net	(436)	5
Tax Losses Carry forward [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	46,858	48,152	22,654
Unrecognized deferred tax assets and liabilities, net	€ 46,858	€ 48,152	€ 22,654